191 North Wacker Drive, Suite 1601
Chicago, IL 60606
T: (312) 964-3505
F: (312) 964-3501

August 2, 2024

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

Re:	Delaware Group Equity Funds IV (the “Trust”) File Nos. 811-04413; 033-00442 Rule 497(j) Filing

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 94 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on July 29, 2024, with an effective date of July 31, 2024.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/Mark R, Greer
Mark R. Greer